Reserves (Tables)	12 Months Ended
Dec. 31, 2020
Reserves.
Schedule of movements in reserves

			Share-based
		Employee	compensation	Total
	Hedging	benefits	reserve	reserves
Balance as of December 31, 2017	(142)	(105)	18,594	18,347
Retained earnings adjustment (1)	(436)	—	—	(436)
Balance as of January 1, 2018 (restated)	(578)	(105)	18,594	17,911
Effective portion of changes in fair value of cash flow hedges	(258)	—	—	(258)
Share-based compensation, net of accrued dividend	—	—	4,434	4,434
Settlement of share-based compensation	—	—	(3,074)	(3,074)
Actuarial loss	—	(51)	—	(51)
Balance as of December 31, 2018	(836)	(156)	19,954	18,962
Effective portion of changes in fair value of cash flow hedges	(2,933)	—	—	(2,933)
Recycled loss of cash flow hedges reclassified to profit or loss	697	—	—	697
Share-based compensation, net of accrued dividend	—	—	4,794	4,794
Settlement of share-based compensation	—	—	(4,721)	(4,721)
Balance as of December 31, 2019	(3,072)	(156)	20,027	16,799
Effective portion of changes in fair value of cash flow hedges	(750)	—	—	(750)
Share-based compensation, net of accrued dividend	—	—	5,385	5,385
Settlement of share-based compensation	—	—	(2,824)	(2,824)
Actuarial gain	—	57	—	57
Balance as of December 31, 2020	(3,822)	(99)	22,588	18,667
(1)

Adjusted so as to reflect certain amendments introduced due to the adoption of IFRS 15 Revenue from Contracts with Customers and IFRS 9 Financial Instruments, which became effective on January 1, 2018.

Schedule of dividend distributions

Declaration date	Type of shares	Dividend per share	Payment date	Amount paid
February 15, 2018	Common	$0.14	March 15, 2018	11,300
March 8, 2018	Preference	$0.546875	April 2, 2018	2,516
May 3, 2018	Common	$0.15	May 24, 2018	12,120
May 11, 2018	Preference	$0.546875	July 2, 2018	2,516
August 1, 2018	Common	$0.15	August 23, 2018	12,122
September 13, 2018	Preference	$0.546875	October 1, 2018	2,516
October 31, 2018	Common	$0.15	November 21, 2018	12,126
November 15, 2018	Preference	$0.546875	January 2, 2019	2,516
November 28, 2018	Common	$0.40	December 17, 2018	32,342
Total				90,074
February 13, 2019	Common	$0.15	March 14, 2019	12,129
March 7, 2019	Preference	$0.546875	April 1, 2019	2,516
May 2, 2019	Common	$0.15	May 23, 2019	12,129
May 10, 2019	Preference	$0.546875	July 1, 2019	2,515
July 31, 2019	Common	$0.15	August 22, 2019	12,129
September 17, 2019	Preference	$0.546875	October 1, 2019	2,516
November 5, 2019	Common	$0.15	November 21, 2019	12,129
November 14, 2019	Preference	$0.546875	January 2, 2020	2,516
December 14, 2019	Common	$0.38	December 31, 2019	30,731
Total				89,310
February 5, 2020	Common	$0.15	March 12, 2020	12,082
March 12, 2020	Preference	$0.546875	April 1, 2020	2,516
May 6, 2020	Common	$0.05	May 28, 2020	4,035
May 14, 2020	Preference	$0.546875	July 1, 2020	2,516
August 4, 2020	Common	$0.05	August 27, 2020	4,758
September 16, 2020	Preference	$0.546875	October 1, 2020	2,516
November 9, 2020	Common	$0.05	November 30, 2020	4,759
December 9, 2020	Preference	$0.546875	January 4, 2021	2,516
Total				35,698